Assets Held for Sale (Activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Balance	$ 7,341
Balance	5,495	$ 7,341
Mining assets [member] | Non-current assets held for sale [member]
Disclosure of fair value measurement of assets [line items]
Balance	1,097	1,701
Transfer from property, plant and equipment		194
Disposals	(28)	(107)
Write-downs		(691)
Balance	$ 1,069	$ 1,097